Promissory Notes	6 Months Ended
Mar. 31, 2026
Promissory Notes
Promissory Notes

Note 13 — Promissory Notes

Evie Autonomous LTD

Prior to the consummation of the Reverse Acquisition, Bannix issued unsecured promissory notes to Evie Autonomous LTD (“Evie”) with a principal amount of $1,003,995 (the “Evie Autonomous Extension Notes”). The Evie Autonomous Extension Notes bear no interest and are repayable in full upon the earlier of (a) the date of the consummation of Bannix’s initial Business Combination, or (b) the date of Bannix’s liquidation. On December 26, 2024 and amended on May 27, 2025, Bannix entered into an agreement to defer payment of the Evie Autonomous Extension Notes. Under the deferment agreement, these amounts will not become payable until any Pre-Paid Advance issued in connection with the SEPA is repaid in full (See Note 19). The balance of $1,003,995 was assumed at the close of the Reverse Acquisition. As of March 31, 2026 and September 30, 2025, the balance of $1,003,995, owing to Evie is reported as promissory notes – Evie on the accompanying unaudited condensed consolidated balance sheets.

YA II PN

On February 26, 2026, VisionWave Holdings Inc. (the “Company”) entered into a Letter Agreement (the “Letter Agreement”) with YA II PN, Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with a $20,000,000 senior loan (the “Loan”) on the terms and conditions set forth therein. The Loan is evidenced by a Promissory Note (the “YA II PN Note”) in the original principal amount of $20,000,000, bearing 0% interest per annum (increasing to 18% upon an Event of Default as defined therein). The Note was issued at an original issue discount of 15%, resulting in gross proceeds to the Company of $17,000,000 (prior to deduction of a $25,000 structuring and due diligence fee), or $16,975,000 net cash received.

The YA II PN Note matures 12 months from issuance and requires monthly amortization payments of $2,500,000 of principal (plus a 2% Payment Premium on such principal amount) beginning on the 60th day following issuance and continuing on the same day of each successive month thereafter until maturity (each an “Installment Date”). The Company may satisfy any Installment Amount in cash or, at its election, by delivering an Advance Notice under the Company’s existing Standby Equity Purchase Agreement dated July 25, 2025, as amended (the “SEPA”), subject to a 30-day repayment waterfall in favor of the Investor.

The Company has the right to optionally redeem all or any portion of the outstanding principal at any time at 105% of the principal amount redeemed plus accrued and unpaid interest. Upon an uncured Event of Default, the Investor may convert all or any portion of the outstanding principal, accrued interest, and other amounts due into Common Stock at a conversion price equal to 90% of the lowest daily VWAP during the 10 consecutive Trading Days immediately prior to the conversion date, subject to a 4.99% beneficial ownership blocker, and a floor price.

Concurrently with the issuance of the YA II PN Note, the Company issued to the Investor a warrant (the “Warrant”) to purchase 1,333,333 shares of Common Stock at an exercise price of $9.00 per share, exercisable for a term of five years from issuance.

The obligations under the Note are guaranteed by each subsidiary of the Company pursuant to a Global Guaranty Agreement.

The Letter Agreement contains customary representations, warranties, covenants (including restrictions on variable rate transactions, additional indebtedness without consent, and use of proceeds), and events of default. The Company is not required to register the shares issuable upon conversion of the Note but has agreed to register the shares issuable upon exercise of the Warrant. The Investor has demand registration rights covering all shares of common stock underlying the Note. Upon written demand, the Company must file a resale registration statement within 45 calendar days, use commercially reasonable efforts to cause it to become effective promptly, and address any Rule 415 limitations through pro-rata reductions and successive filings as necessary. In addition, the Company shall, at its sole cost and expense, file with the SEC on or before the date that is 90 calendar days after the closing date file a registration statement on Form S-1 registering the resale of all of the shares of common stock issuable upon exercise of the Warrant (the “Warrant Registration Statement”). The Company shall use its commercially reasonable efforts to cause the Warrant Registration Statement to be declared effective as soon as practicable after the filing thereof. The registration statement was filed on April 16, 2026.

Total debt issuance cost of $10,411,665 includes the $3,000,000 OID, $25,000 legal fees and $6,986,665 warrants value at issuance date and $400,000 payment premium. Debt issuance cost is amortized over the term of the Note using the effective interest rate method. During the three months ended March 31, 2026, $780,461 was repaid on the  YA II PN Note. For the three months and six months ended March 31, 2026, total amortized debt issuance cost of $1,727,334 and $1,727,334 was included in interest expense on the accompanying unaudited condensed consolidated statements of operations. At March 31, 2026 and September 30, 2025, the balance of the YA II PN Notes of $10,935,208 and $0, respectively, recorded in promissory notes - YA II PN on the accompanying unaudited condensed consolidated balance sheets, includes $8,684,331 and $0, respectively of unamortized debt issuance cost.

Adrian Note

As stated in Note 9, on January 5, 2026, the Company issued a $10 million promissory note pursuant to the Adrian Asset Purchase Agreement (the “Adrian Note”). The loan accrues interest at a rate of 12% per annum with a 1% reduction in the interest rate for every $1,000,000 of payment. The loan matures on January 5, 2027. For the three and six months ended March 31, 2026 and 2025, interest expense of $279,452 on the Adrian Note is included in interest expense on the accompanying unaudited condensed consolidated statements of operations. At March 31, 2026, the balance of the Adrian Note of $10,000,000 is included in loan payable on the accompanying unaudited condensed consolidated balance sheet.